Accruals, deferred income and other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about accruals, deferred income and other liabilities

	2024	2023
	£m	£m
Cash collateral and margin payables	39,676	43,305
Settlement accounts and Items in the course of transmission to other banks	4,893	11,905
Accruals and deferred income	2,662	2,603
Amount due to investors in funds consolidated by the group	—	1,158
Lease liabilities	196	227
Employee benefit liabilities (Note 5)	172	117
Reinsurance contract liabilities	39	33
Share-based payment liability to HSBC Holdings	118	107
Endorsements and acceptances	69	236
Other liabilities	2,659	2,869
At 31 Dec	50,484	62,560